United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/14

Date of Reporting Period: Quarter ended 07/31/14

Item 1. Schedule of Investments

Federated Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2014 (unaudited)
Shares or Principal Amount		Value
	COMMON STOCKS—40.5%
	Consumer Discretionary—3.5%
232,542	Corus Entertainment, Inc., Class B	$5,139,875
148,288	Gannett Co., Inc.	4,851,983
26,700	Garmin Ltd.	1,469,568
94,749	InterContinental Hotels Group PLC - ADR	3,826,912
39,757	Kohl's Corp.	2,128,590
77,205	National CineMedia, Inc.	1,239,912
484,150	Regal Entertainment Group, Class A	9,421,559
105,809	Six Flags Entertainment Corp.	4,044,020
	TOTAL	32,122,419
	Consumer Staples—4.9%
308,755	Altria Group, Inc.	12,535,453
45,730	Kimberly-Clark Corp.	4,749,975
45,810	Kraft Foods Group, Inc.	2,454,729
120,630	Lorillard, Inc.	7,295,702
62,671	Philip Morris International Inc.	5,139,648
217,240	Reynolds American, Inc.	12,132,854
	TOTAL	44,308,361
	Energy—10.8%
163,571	ARC Resources Ltd.	4,506,510
210,616	Baytex Energy Corp.	9,028,470
441,699	Bonavista Energy Corp.	5,711,887
131,870	BP PLC, ADR	6,457,674
101,380	ConocoPhillips	8,363,850
232,224	Crescent Point Energy Corp.	9,475,532
44,511	Diamond Offshore Drilling, Inc.	2,082,670
131,243	ENI S.p.A, ADR	6,667,144
88,190	Enterplus Corp.	2,021,315
94,962	HollyFrontier Corp.	4,464,164
80,200	Kinder Morgan, Inc.	2,885,596
947,953	Pengrowth Energy Corp.	6,042,347
122,215	Royal Dutch Shell PLC, ADR	10,000,853
179,415	Total SA, ADR	11,572,268
96,326	Transocean Ltd.	3,885,791
79,697	Vermilion Energy Inc.	5,259,775
	TOTAL	98,425,846
	Financials—3.1%
82,255	Bank of Montreal	6,133,755
59,640	Mercury General Corp.	2,935,481
46,345	MetLife, Inc.	2,437,747
311,670	Old Republic International Corp.	4,484,931
39,930	Royal Bank of Canada	2,947,233
249,565	Sun Life Financial Services of Canada	9,515,914
	TOTAL	28,455,061
	Health Care—5.0%
35,457	AbbVie Inc.	1,855,820

Shares or Principal Amount		Value
	COMMON STOCKS—continued
	Health Care—continued
13,000	Bayer AG, ADR	$1,711,788
150,905	GlaxoSmithKline PLC, ADR	7,299,275
165,065	Lilly (Eli) & Co.	10,078,869
183,603	Merck & Co., Inc.	10,417,634
308,353	Pfizer, Inc.	8,849,731
102,842	Sanofi ADR	5,375,551
	TOTAL	45,588,668
	Industrials—1.9%
21,797	Deere & Co.	1,855,143
386,077	Donnelley (R.R.) & Sons Co.	6,702,297
35,734	Lockheed Martin Corp.	5,966,506
104,290	Pitney Bowes, Inc.	2,822,087
	TOTAL	17,346,033
	IT Services—3.3%
97,527	CA, Inc.	2,816,580
78,616	Cisco Systems, Inc.	1,983,482
197,321	Intel Corp.	6,687,209
26,927	KLA-Tencor Corp.	1,925,011
21,092	Lexmark International, Inc., Class A	1,013,049
109,286	Microsoft Corp.	4,716,784
106,504	Seagate Technology PLC	6,241,134
178,054	Symantec Corp.	4,212,757
	TOTAL	29,596,006
	Materials—1.3%
38,929	International Paper Co.	1,849,128
89,420	LyondellBasell Industries NV - Class A	9,500,875
	TOTAL	11,350,003
	Telecommunication Services—4.4%
117,406	AT&T, Inc.	4,178,480
160,189	BCE, Inc.	7,253,358
110,992	CenturyLink, Inc.	4,355,326
190,340	Consolidated Communications Holdings, Inc.	4,259,809
528,475	Frontier Communications Corp.	3,461,511
275,620	Verizon Communications	13,896,777
198,743	Windstream Holdings, Inc.	2,277,595
	TOTAL	39,682,856
	Utilities—2.3%
106,560	Ameren Corp.	4,097,232
145,341	National Grid PLC, ADR	10,434,030
410,461	Northland Power, Inc.	6,629,264
	TOTAL	21,160,526
	TOTAL COMMON STOCKS (IDENTIFIED COST $298,596,940)	368,035,779
	MUNICIPAL BONDS—51.0%
	Alabama—0.7%
2,000,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 5.750%, 10/01/2030	2,267,700
700,000	Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2010), 6.000%, 10/01/2040	804,643
1,370,000	Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,374,658

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$2,000,000		Selma, AL IDB, (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/01/2035	$2,185,800
		TOTAL	6,632,801
		Alaska—0.3%
2,225,000		Valdez, AK Marine Terminal, (BP PLC), Revenue Refunding Bonds (Series 2003B), 5.00%, 1/1/2021	2,617,735
		Arizona—0.3%
2,380,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), 5.000%, (Citigroup, Inc. GTD), 12/01/2032	2,608,789
		California—5.7%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2023	1,198,880
2,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.000%, 10/01/2025	2,329,740
2,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2006C-1), 0.96% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 5/1/2023	1,976,500
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A), 1.31% TOBs (Bay Area Toll Authority, CA), Mandatory Tender 4/1/2027	1,512,885
2,000,000		California Health Facilities Financing Authority, (Providence Health & Services), Revenue Bonds (Series 2014B), 5.000%, 10/01/2044	2,214,960
500,000		California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 07/01/2034	511,760
1,500,000		California School Finance Authority, (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 07/01/2044	1,521,480
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/01/2031	2,281,020
3,000,000		California State, UT GO Bonds, 5.000%, 11/01/2022	3,410,520
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 02/01/2038	2,724,825
2,500,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.000%, 10/01/2022	3,045,075
2,000,000		California Statewide CDA, (Sutter Health), Refunding Revenue Bonds (Series 2011D), 5.250%, 08/15/2031	2,256,540
3,035,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 09/01/2028	3,470,705
500,000		Corona-Norco Unified School District Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.000%, 09/01/2032	537,355
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), 5.750%, 01/15/2046	3,377,190
265,000		Irvine, CA Reassessment District No. 13-1, LO Improvement Bonds, 5.000%, 09/02/2021	305,593
2,550,000		San Diego County, CA Water Authority, Water Revenue Refunding Bonds (Series 2013A), 5.000%, 05/01/2024	3,114,646
3,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2009E), 6.000%, 05/01/2039	3,556,110
2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-2), 5.000%, 03/01/2031	2,156,680
3,000,000		Trustees of the California State University, Systemwide Revenue Bonds (Series 2013A), 5.000%, 11/01/2025	3,597,540
2,500,000		University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 05/15/2032	2,846,375
2,000,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 05/15/2031	2,255,180
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (National Public Finance Guarantee Corporation INS), 09/01/2023	1,550,763
		TOTAL	51,752,322
		Colorado—2.0%
3,750,000		Colorado Health Facilities Authority, (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), 5.000%, 01/01/2044	4,044,787
600,000		Colorado Health Facilities Authority, (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.000%, 11/15/2030	652,536
1,160,000		Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COPs (Series 2008), 5.500%, 11/01/2027	1,329,314
2,475,000		Denver (City & County), CO, (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), 5.000%, 11/15/2043	2,683,296
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, (United States Treasury PRF 12/1/2014@100), 12/01/2033	1,020,360
2,800,000		E-470 Public Highway Authority, CO, Revenue Bonds (Series 2010C), 5.375%, 09/01/2026	3,067,680
5,000,000		University of Colorado, Tax-Exempt University Enterprise Revenue Bonds (Series 2013A), 5.000%, 06/01/2032	5,675,200
		TOTAL	18,473,173
		Delaware—0.3%
2,000,000		University of Delaware, Revenue Bonds (Series 2013A), 5.000%, 11/01/2022	2,433,180

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—1.0%
$2,000,000	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2010A), 5.000%, 12/01/2019	$2,363,240
525,000	District of Columbia, (KIPP DC), Revenue Bonds (Series 2013A), 6.000%, 07/01/2048	586,383
5,000,000	District of Columbia, UT GO Bonds (Series 2004A), 5.000%, (United States Treasury PRF 6/1/2015@100), 06/01/2025	5,200,600
1,000,000	Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.125%, 07/01/2032	1,141,110
	TOTAL	9,291,333
	Florida—2.8%
1,135,000	Atlantic Beach, FL Health Care Facilities, (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.000%, 11/15/2019	1,262,971
600,000	East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	611,346
540,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (National Public Finance Guarantee Corporation INS), 05/01/2027	562,707
2,460,000	Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (United States Treasury PRF 5/1/2015@101), 05/01/2027	2,572,889
665,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2021	789,993
1,000,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012), 5.000%, 10/01/2029	1,108,700
1,250,000	Jacksonville, FL Sales Tax, Refunding Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,385,875
1,750,000	Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Refunding Bonds (Series 2012), 5.000%, 11/15/2029	1,873,602
1,100,000	Miami-Dade County, FL Aviation, Revenue Bonds (Series 2008B), 5.000%, (Assured Guaranty Corp. INS), 10/01/2023	1,253,274
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2027	2,241,080
1,000,000	Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 07/01/2028	1,114,610
3,215,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,487,986
1,400,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/01/2030	1,614,256
1,600,000	Miami-Dade County, FL, (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/01/2032	1,826,208
200,000	Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	201,510
335,000	Palm Beach County, FL Health Facilities Authority, (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 06/01/2034	369,746
1,445,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,452,023
1,500,000	Volusia County, FL Education Facility Authority, (Embry-Riddle Aeronautical University, Inc.), Educational Facilities Refunding Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance, Inc. INS), 10/15/2025	1,531,410
445,000	Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	453,108
	TOTAL	25,713,294
	Georgia—1.4%
5,000,000	Athens-Clarke County, GA Water & Sewerage, Revenue Bonds (Series 2008), 5.625%, 01/01/2028	5,836,200
1,000,000	Atlanta, GA Airport General Revenue, Airport General Revenue Refunding Bonds (Series 2014B), 5.000%, 01/01/2033	1,119,420
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.250%, 11/01/2034	3,554,970
615,000	Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	636,377
1,500,000	DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta, Inc.), RACs (Series 2009), 5.000%, 11/15/2024	1,709,190
	TOTAL	12,856,157
	Guam—0.1%
565,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, 12/01/2029	618,319
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.000%, 10/01/2034	538,885
	TOTAL	1,157,204
	Hawaii—0.2%
1,250,000	Hawaii State Department of Budget & Finance, (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.500%, 07/01/2039	1,433,488
	Idaho—0.2%
2,000,000	Idaho Health Facilities Authority, (Terraces of Boise), Revenue Bonds (Series 2013A), 7.750%, 10/01/2034	2,053,400
	Illinois—3.3%
2,000,000	Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 01/01/2035	2,160,480

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000		Chicago, IL Midway Airport, Second Lien Revenue Refunding Bonds (Series 2014B), 5.000%, 01/01/2036	$2,153,960
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (National Public Finance Guarantee Corporation INS), 01/01/2026	1,244,522
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.750%, 01/01/2039	1,125,220
1,390,000		Chicago, IL, UT GO Bonds (Project Series 2011A), 5.250%, 01/01/2035	1,424,139
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	417,884
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	946,590
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	880,049
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	602,406
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Refunding Revenue Bonds (Series 2014A), 5.000%, 12/01/2022	1,198,890
1,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 01/01/2038	1,095,880
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 01/01/2039	2,188,440
775,000		Illinois State, GO Refunding Bonds (Series February 2010), 5.000%, 01/01/2024	812,766
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 04/01/2035	1,526,295
2,950,000		Illinois State, UT GO Bonds (Series June 2013), 5.500%, 07/01/2038	3,124,581
1,265,000		Illinois State, UT GO Bonds (Series of May 2014), 5.000%, 05/01/2033	1,295,309
1,230,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 08/01/2025	1,303,566
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2010A), 5.500%, 06/15/2050	1,618,275
2,200,000		Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 6.000%, 06/01/2028	2,560,624
2,000,000		University of Illinois, Auxiliary Facilities System Revenue Bonds (Series 2011A), 5.500%, 04/01/2031	2,218,340
		TOTAL	29,898,216
		Indiana—1.9%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,533,700
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.250%, 01/01/2034	3,066,718
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2011A), 5.000%, 10/01/2021	1,681,996
1,415,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/01/2029	1,596,714
4,000,000		Indiana State Finance Authority, (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/01/2039	4,383,760
1,095,000		Indiana State Finance Authority, (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.000%, 06/01/2032	1,126,011
2,128,470	[2,3]	St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	175,471
2,500,000		Whiting, IN Environmental Facilities, (BP PLC), Revenue Bonds (Series 2009), 5.250%, 01/01/2021	2,978,675
		TOTAL	17,543,045
		Iowa—0.4%
600,300		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.700%, 11/15/2046	304,034
112,608		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.000%, 05/15/2056	1
1,500,000		Iowa Finance Authority, (Iowa Fertilizer Co.), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.500%, 12/01/2022	1,564,050
2,000,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.375%, 06/01/2038	1,631,540
		TOTAL	3,499,625
		Kansas—0.8%
2,605,000		Kansas State Development Finance Authority, (Adventist Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2009D), 5.000%, 11/15/2029	2,857,633
3,750,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 09/01/2044	4,065,037
		TOTAL	6,922,670
		Kentucky—0.7%
2,000,000		Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), 6.000%, 07/01/2053	2,257,340
1,500,000		Kentucky Turnpike Authority, Economic Development Road Revenue & Revenue Refunding Bonds (Series 2011A), 5.000%, 07/01/2019	1,756,470

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kentucky—continued
$2,000,000	Louisville & Jefferson County, KY Metropolitan Government, (Catholic Health Initiatives), Revenue Bonds (Series 2012A), 5.000%, 12/01/2035	$2,148,560
	TOTAL	6,162,370
	Louisiana—1.5%
1,000,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2030	1,098,740
750,000	Louisiana Stadium and Expo District, Senior Revenue Refunding Bonds (Series 2013A), 5.000%, 07/01/2036	801,698
2,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), 5.000%, 06/01/2024	2,277,060
4,660,000	Louisiana State Gas & Fuels Second Lien, Revenue Bonds (Series 2010B), 5.000%, 05/01/2045	5,053,863
470,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	497,326
1,000,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset Backed Revenue Bonds (Series 2013A), 5.000%, 05/15/2021	1,139,760
2,440,000	Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.250%, 05/15/2033	2,581,959
	TOTAL	13,450,406
	Maine—0.1%
900,000	Maine Health & Higher Educational Facilities Authority, (Maine General Medical Center), Revenue Bonds (Series 2011), 6.750%, 07/01/2041	983,403
	Maryland—0.2%
530,000	Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 09/01/2025	578,580
925,000	Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.750%, 06/01/2035	982,951
500,000	Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, (United States Treasury PRF 5/1/2015@100), 05/01/2035	520,865
	TOTAL	2,082,396
	Massachusetts—0.4%
3,195,000	Massachusetts HEFA, (Northeastern University), Revenue Bonds (Series 2010A), 5.000%, 10/01/2025	3,651,661
	Michigan—1.7%
1,750,000	Michigan Finance Authority, (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 07/01/2039	1,775,900
2,500,000	Michigan State Hospital Finance Authority, (Henry Ford Health System, MI), Refunding Revenue Bonds (Series 2006A), 5.250%, 11/15/2032	2,617,825
1,000,000	Michigan Strategic Fund, (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,107,660
4,000,000	Royal Oak, MI Hospital Finance Authority, (William Beaumont Hospital, MI), Refunding Revenue Bonds (Series 2014D), 5.000%, 09/01/2039	4,272,960
1,500,000	Saginaw, MI Hospital Finance Authority, (Covenant Medical Center, Inc.), Hospital Revenue Refunding Bonds (Series 2010H), 5.000%, 07/01/2030	1,578,285
1,000,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/01/2021	1,131,780
2,700,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/01/2037	2,840,697
	TOTAL	15,325,107
	Minnesota—0.6%
1,000,000	Baytown Township, MN, (St. Croix Preparatory Academy), Lease Revenue Bonds (Series 2008A), 7.000%, 08/01/2038	1,046,180
3,000,000	Minnesota State, Various Purpose Refunding Revenue UT GO Bonds (Series 2013F), 5.000%, 10/01/2021	3,630,360
600,000	Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), 5.000%, 01/01/2040	670,632
	TOTAL	5,347,172
	Missouri—0.3%
2,500,000	Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 01/01/2044	2,735,550
	Nebraska—0.7%
3,000,000	Central Plains Energy Project, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.000%, (Goldman Sachs & Co. GTD), 09/01/2042	3,139,920
2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 01/01/2037	2,182,140
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 01/01/2038	1,089,030
	TOTAL	6,411,090
	Nevada—0.8%
3,000,000	Clark County, NV Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2014A-2), 5.000%, 07/01/2035	3,289,860

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—continued
$460,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	$416,369
3,000,000		Nevada State, Capital Improvement & Cultural LT GO Bonds (Series 2013D-1), 5.000%, 03/01/2022	3,586,590
		TOTAL	7,292,819
		New Jersey—1.6%
2,000,000	[1]	New Jersey EDA, (New Jersey State), School Facilities Construction Refunding SIFMA Index Notes (Series 2013I), 1.610%, 09/01/2027	1,965,880
2,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2020	2,294,440
600,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.000%, 06/15/2023	676,884
2,315,000		New Jersey State EDA, (Rutgers, The State University of New Jersey), GO Lease Revenue Bonds (Series 2013), 5.000%, 06/15/2032	2,636,484
1,000,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Bonds (Series 2012AA), 5.000%, 06/15/2022	1,139,080
1,200,000		New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation System Bonds (Series 2011A), 6.000%, 06/15/2035	1,436,448
3,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014A), 5.00%, 1/1/2034	3,352,890
500,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.000%, 05/01/2021	597,305
		TOTAL	14,099,411
		New Mexico—0.1%
500,000	[4,5]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	491,430
		New York—4.9%
2,000,000		Brooklyn Arena Local Development Corporation, NY, Pilot Revenue Bonds (Series 2009), 6.375%, 07/15/2043	2,228,640
2,000,000		Erie County, NY IDA, (Buffalo, NY City School District), School Facility Refunding Revenue Bonds (Series 2011B), 5.000%, 05/01/2020	2,352,900
2,700,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 02/15/2047	3,071,601
3,305,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,580,802
1,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,118,420
4,000,000	[1]	New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 2.947%, 03/01/2021	3,783,920
2,100,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Series 2014 A-1), 5.000%, 08/01/2036	2,367,645
5,000,000		New York City, NY, UT GO Bonds (Series 2009E-1), 5.250%, 10/15/2017	5,718,200
2,500,000		New York Liberty Development Corporation, (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,802,600
5,000,000		New York State Dormitory Authority State Personal Income Tax Revenue, General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	5,799,900
1,250,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Bonds (Series 2012I), 5.000%, 01/01/2037	1,368,950
4,020,000		New York State Thruway Authority, (New York State Thruway Authority), General Revenue Junior Indebtedness Obligations (Series 2013A), 5.000%, 05/01/2019	4,656,728
2,000,000		New York State, UT GO Bonds (Series 2011A), 5.000%, 02/15/2020	2,378,960
2,685,000		Rockland County, NY, Public Improvement LT GO Bonds (Series 2014C), 3.000%, (Assured Guaranty Municipal Corp. INS), 05/01/2018	2,835,118
505,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2013B), 5.000%, 06/01/2022	562,863
		TOTAL	44,627,247
		North Carolina—1.0%
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 01/15/2043	5,342,750
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	2,016,200
1,535,000		North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.250%, 01/01/2020	1,717,834
		TOTAL	9,076,784
		Ohio—2.5%
2,850,000		American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2008A), 5.000%, 02/15/2016	3,050,355
1,680,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.500%, 06/01/2047	1,408,815
1,000,000		Cleveland, OH Airport System, Revenue Bonds (Series 2012A), 5.000%, 01/01/2031	1,060,300

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$2,335,000		JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.000%, 01/01/2038	$2,535,156
1,000,000		Lorain County, OH Port Authority, (United States Steel Corp.), Recovery Zone Facility Revenue Bonds (Series 2010), 6.750%, 12/01/2040	1,081,240
1,000,000		Lucas County, OH, (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), 6.000%, 11/15/2041	1,149,150
2,060,000		Muskingum County, OH, (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 02/15/2027	2,111,747
2,545,000		Ohio State Air Quality Development Authority, (FirstEnergy Solutions Corp.), Revenue Bonds (Series 2009A), 5.700%, 08/01/2020	2,921,253
3,500,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.000%, 02/15/2048	3,767,995
1,200,000		Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 02/15/2030	1,358,568
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	382,230
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	498,268
1,500,000		University of Cincinnati, OH, General Receipts Bonds (Series 2013C), 5.000%, 06/01/2039	1,677,765
		TOTAL	23,002,842
		Oklahoma—0.1%
1,000,000		Tulsa, OK Industrial Authority, (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.250%, 11/01/2045	1,085,150
		Pennsylvania—2.2%
1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	1,361,802
2,785,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 05/01/2042	2,858,552
1,000,000		Chester County, PA IDA, (Collegium Charter School), Revenue Bonds (Series 2012A), 5.250%, 10/15/2032	977,000
1,250,000		Commonwealth Financing Authority of PA, (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013A-2), 5.000%, 06/01/2030	1,368,463
2,120,000		Montgomery County, PA Higher Education & Health Authority Hospital, (Dickinson College), Revenue Bonds (Series 2006FF1), 5.000%, (CIFG Assurance NA INS), 05/01/2028	2,249,044
1,000,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.250%, 08/15/2024	1,072,090
2,500,000		Northampton County, PA General Purpose Authority, (St. Luke's Hospital of Bethlehem), Hospital Revenue Bonds (Series 2008A), 5.500%, 08/15/2035	2,610,100
2,140,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B), 1.330%, 12/01/2020	2,163,861
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	502,975
1,110,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, 07/01/2042	1,123,009
3,000,000		Philadelphia, PA Water & Wastewater System, Refunding Revenue Bonds (Series 2012), 5.000%, 11/01/2027	3,406,890
		TOTAL	19,693,786
		Puerto Rico—0.4%
2,165,000		Commonwealth of Puerto Rico, GO Bonds (Series 2014A), 8.000%, 07/01/2035	1,948,522
3,000,000		Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.000%, 07/01/2033	1,477,500
		TOTAL	3,426,022
		South Carolina—0.2%
1,345,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	1,351,792
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 06/01/2023	1,149,980
		Tennessee—1.1%
6,000,000		Rutherford County, TN Health and Educational Facilities Board, (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), 5.000%, 11/15/2047	6,478,080
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.250%, (Goldman Sachs & Co. GTD), 09/01/2023	1,464,755
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), 5.000%, 11/01/2029	2,322,040
		TOTAL	10,264,875
		Texas—5.4%
2,065,000		Bexar County, HFDC, (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	2,079,951

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.250%, 01/01/2046	$2,244,560
1,080,000		Clifton Higher Education Finance Corporation, TX, (Idea Public Schools ), 6.000%, 08/15/2033	1,254,031
500,000		Clifton Higher Education Finance Corporation, TX, (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.000%, 08/15/2042	527,740
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), 5.000%, 10/01/2031	1,154,010
1,355,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding & Improvement Bonds (Series 2012C), 5.000%, 11/01/2020	1,602,382
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.000%, 11/01/2035	2,151,880
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, (United States Treasury PRF 9/1/2014@100), 09/01/2034	1,005,680
750,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.250%, 09/01/2044	756,398
2,500,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.250%, 10/01/2051	2,721,675
3,570,000		Harris County, TX Cultural Education Facilities Finance Corp., (Methodist Hospital, Harris County, TX), Revenue Bonds (Series 2008B), 5.250%, 12/01/2016	3,953,882
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,248,020
1,500,000		Houston, TX Convention & Entertainment Facilities Department, Hotel Occupancy Tax & Special Revenue & Refunding Bonds (Series 2014), 5.000%, 09/01/2039	1,626,015
265,000		Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, 05/15/2041	315,785
1,965,000		Leander, TX ISD, UT GO Refunding Bonds (Series 2013A), 5.000%, (PSFG GTD), 08/15/2031	2,279,164
2,600,000		Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2013), 5.000%, 05/15/2024	2,995,070
1,665,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.000%, 01/01/2038	1,767,064
835,000		Red River, TX HFDC, (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), 7.500%, 11/15/2034	858,347
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	1,993,180
1,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.250%, (Bank of America Corp. GTD), 12/15/2026	1,818,570
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.250%, (Bank of America Corp. GTD), 12/15/2026	3,436,998
1,830,000		Texas State Department of Housing & Community Affairs, Residential Mortgage Revenue Bonds (Series 2009A), 5.300%, 07/01/2034	1,929,845
4,000,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.000%, 10/01/2020	4,799,360
2,500,000		Texas State Public Finance Authority, (Texas State), GO Refunding Bonds (Series 2014A), 5.000%, 10/01/2021	3,029,500
		TOTAL	48,549,107
		Virginia—0.9%
2,035,000		Route 460 Funding Corporation of Virginia, Toll Road Senior Lien Revenue Bonds (Series 2012), 5.000%, 07/01/2052	2,070,816
4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, (United States Treasury PRF 6/1/2015@100), 06/01/2037	4,688,260
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,171,802
		TOTAL	7,930,878
		Washington—1.3%
4,000,000		Port of Seattle, WA, LT GO Refunding Bonds (Series 2013A), 5.000%, 11/01/2021	4,842,440
3,650,000		Port of Tacoma, WA, LT GO Bonds (Series 2008A), 5.000%, (Assured Guaranty Municipal Corp. INS), 12/01/2030	4,040,075
615,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.250%, 06/01/2031	665,916
2,000,000	[4,5]	Washington State Housing Finance Commission, (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), 7.375%, 01/01/2044	2,153,020
		TOTAL	11,701,451
		West Virginia—0.1%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,009,740
		Wisconsin—0.6%
4,665,000		Wisconsin State General Fund Appropriation, (Wisconsin State), Revenue Bonds (Series 2009A), 5.750%, 05/01/2033	5,442,376

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Wyoming—0.1%
$1,250,000	Laramie County, WY, (Cheyenne Regional Medical Center), Hospital Revenue Bonds (Series 2012), 5.000%, 05/01/2037	$1,320,200
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $446,459,569)	462,551,477
	SHORT-TERM MUNICIPALS—6.5%[6]
	Florida—0.2%
1,500,000	Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System), (U.S. Bank, N.A. LOC), 0.050%, 8/1/2014	1,500,000
	Illinois—0.2%
2,000,000	Illinois Finance Authority, (Series 2009D-2) Daily VRDNs (University of Chicago Medical Center), (PNC Bank, N.A. LOC), 0.060%, 8/1/2014	2,000,000
	Louisiana—0.7%
6,300,000	Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.060%, 8/1/2014	6,300,000
	Michigan—0.3%
1,350,000	Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College), (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/7/2014	1,350,000
1,150,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC), (Fifth Third Bank, Cincinnati LOC), 0.150%, 8/7/2014	1,150,000
	TOTAL	2,500,000
	New York—3.8%
1,000,000	New York City, NY Municipal Water Finance Authority, (2014 Series AA-2) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2014	1,000,000
1,300,000	New York City, NY Municipal Water Finance Authority, (Series 2012B-1) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.060%, 8/1/2014	1,300,000
3,300,000	New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.040%, 8/1/2014	3,300,000
4,500,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2008 Series BB-2) Daily VRDNs (Bank of America N.A. LIQ), 0.070%, 8/1/2014	4,500,000
2,100,000	New York City, NY TFA, (Fiscal 1998 Series C) Daily VRDNs, (Morgan Stanley Bank, N.A. LOC), 0.050%, 8/1/2014	2,100,000
7,450,000	New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2013C-4) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 8/1/2014	7,450,000
1,000,000	New York City, NY, (Fiscal 1994 Series A-7) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2014	1,000,000
2,500,000	New York City, NY, (Fiscal 1994 Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.060%, 8/1/2014	2,500,000
450,000	New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (BNP Paribas SA LOC), 0.060%, 8/1/2014	450,000
3,000,000	New York City, NY, (Fiscal 2006 Series E-2) Daily VRDNs (Bank of America N.A. LOC), 0.070%, 8/1/2014	3,000,000
5,300,000	New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs, (U.S. Bank, N.A. LOC), 0.060%, 8/1/2014	5,300,000
2,500,000	New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.060%, 8/1/2014	2,500,000
	TOTAL	34,400,000
	North Carolina—0.6%
5,700,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System), (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 8/1/2014	5,700,000
	Pennsylvania—0.2%
1,750,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-A) Daily VRDNs (Children's Hospital of Philadelphia), (JPMorgan Chase Bank, N.A. LIQ), 0.080%, 8/1/2014	1,750,000
	Texas—0.5%
5,000,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.080%, 8/1/2014	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	59,150,000
	TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $804,206,509)[7]	889,737,256
	OTHER ASSETS AND LIABILITIES - NET—2.0%[8]	18,141,068
	TOTAL NET ASSETS—100%	$907,878,324

At July 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2]United States Treasury Short Futures	400	$49,843,750	September 2014	$70,195
The average notional value of short futures contracts held by the Fund throughout the period was $29,457,656. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net”.
At July 31, 2014, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate notes with current rate and maturity or tender date shown.
2	Non-income-producing security.
3	Security in default.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2014, these restricted securities amounted to $2,644,450, which represented 0.3% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2014, these liquid restricted securities amounted to $2,644,450, which represented 0.3% of total net assets.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At July 31, 2014, the cost of investments for federal tax purposes was $803,993,627. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $85,743,629. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $95,566,739 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,823,110.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2014.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CDA	—Community Development Authority
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDRBs	—Economic Development Revenue Bonds
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
RACs	—Revenue Anticipation Certificates
SIFMA	—Securities Industry and Financial Markets Association
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$203,927,682	$—	$—	$203,927,682
International	112,314,437	51,793,660[1]	—	164,108,097
Debt Securities:
Municipal Bonds	—	462,551,477	—	462,551,477
Short-Term Municipals	—	59,150,000	—	59,150,000
TOTAL SECURITIES	$316,242,119	$573,495,137	$—	$889,737,256
OTHER FINANCIAL INSTRUMENTS*	$70,195	$—	$—	$70,195
1	Includes $29,412,958 of securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfers shown represent the value of securities at the beginning of the period.
*	Other financial instruments include futures contracts.

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 22, 2014